NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2013
NATURE OF OPERATIONS
NATURE OF OPERATIONS

NOTE A - NATURE OF OPERATIONS

TGC Industries, Inc. (“TGC” or the “Company”) is engaged in the geophysical services business and primarily conducts seismic surveys and sells gravity data to companies engaged in exploration in the oil and gas industry in the U.S. and Canada.